PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 12.3	$ 12.9	$ 15.0
Additional equipment purchased	$ 13.7	$ 7.2	$ 11.3